TIP FUNDS
                            Clover Equity Value Fund
                           Clover Small Cap Value Fund
                            Clover Fixed Income Fund

  Supplement dated September 8, 1997 to the Statement of Additional Information
                               dated June 25, 1997

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with such Statement of Additional Information.

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At a meeting held on August 21, 1997, the shareholders of the Funds elected a new Board of Trustees. In addition, at a meeting held on August 15, 1997, the former Board of Trustees elected several new officers for the Funds. In connection with these changes, the following information replaces the information under the Trustees and Officers of the Trust section located on page 14 of the Statement of Additional Information:

ROBERT E. TURNER (DOB 11/26/56) -- Trustee - Chairman and Chief Investment Officer of Turner Investment Partners, Inc. (the Adviser) since 1990.

RICHARD A. HOCKER (DOB 07/21/46) -- Trustee - CEO and Chairman of the Board of Covenant Bank, 1988-1997. Director of Bedminister Bioconversion Corporation, since 1988. Chief Investment Officer and Senior Vice President of Penn Capital Management Co., Inc., since 1987.

MICHAEL E. JONES (DOB 12/24/54) -- Trustee - Senior Vice President, Investment Adviser and Portfolio Manager with Clover Capital Management Inc., since 1984. Principal of CCM Securities Inc.

ALFRED C. SALVATO (DOB 01/09/58) -- Trustee - Treasurer, Thomas Jefferson University Health Care Pension Fund, since 1995, and Assistant Treasurer, 1988-1995.

JOHN T. WHOLIHAN (DOB 12/12/37) -- Trustee - Professor, Loyola Marymount University, since 1984.

JANET F. SANSONE (DOB 08/11/45) -- Trustee - Corporate Vice President of Human Resources of Frontier Corporation, since 1993. Director of Education at General Electric Corporation, 1982-1993.

STEPHEN J. KNEELEY (DOB 02/09/63) -- President and Chief Executive Officer - Chief Operating Officer of Turner Investment Partners, Inc., since 1990.

JANET RADER-ROTE (DOB 08/24/60) -- Vice President and Assistant Secretary - Director of Operations and Compliance of Turner Investment Partners, Inc., since 1992.


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TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary -
Vice President and Assistant Secretary of SEI, the administrator and distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston and Strawn (law firm), 1991-1994.

SANDRA K. ORLOW (DOB 10/18/53) -- Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

KEVIN P. ROBINS (DOB 04/15/61) -- Vice President, Assistant Secretary - Senior Vice President, General Counsel and Assistant Secretary of SEI, Senior Vice President, General Counsel and Secretary of the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor 1992-1994. Associate, Morgan, Lewis & Bockius LLP(law firm), 1988-1992.

KATHRYN L. STANTON (DOB 11/19/58) -- Vice President and Assistant Secretary, Deputy General Counsel, Vice President and Assistant Secretary of SEI, Vice President and Assistant Secretary of the Administrator and Distributor, since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

ROBERT DELLACROCE (DOB 12/17/63) -- Controller and Chief Accounting Officer - Director, Funds Administration and Accounting - Director, Funds Administration and Accounting of SEI since 1994. Senior Audit Manager, Arthur Andersen LLP, 1986-1994.

BARBARA A. NUGENT (DOB 06/18/56) -- Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate, Drinker, Biddle & Reath (law firm) (1994-1996). Assistant Vice President - Operations of Delaware Service Company, Inc. (1988-1993).

MARC H. CAHN (DOB 06/19/57) -- Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).

JAMES W. JENNINGS (DOB 01/15/37) -- Secretary - Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, the Adviser, the Administrator and Distributor.

JOHN H. GRADY, JR. (DOB 06/01/61) -- Assistant Secretary - 1800 M Street, N.W., Washington, D.C. 20036, Partner, Morgan, Lewis & Bockius LLP, Counsel to the Trust, Adviser, Administrator and Distributor.

EDWARD B. BAER (DOB 09/27/68) -- Assistant Secretary - 1800 M Street, N.W., Washington, D.C. 20036, Associate, Morgan, Lewis & Bockius LLP, Counsel to the Trust, Adviser, Administrator and Distributor, since 1995. Attorney, Aquila Management Corporation, 1994. Rutgers University School of Law - Newark, 1991-1994.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


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